Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jul. 01, 2018
Schedule of Quantification of Outstanding Mexican Peso Forward Contracts

The following table quantifies the outstanding Mexican peso forward contracts as of July 1, 2018 (thousands of dollars, except average forward contractual exchange rates):

	Effective Dates	Notional Amount	Average Forward Contractual Exchange Rate	Fair Value
Buy MXP/Sell USD	July 16, 2018 - December 17, 2018	$6,000	20.02	$(39)

Fair Market Value of All Outstanding Peso Forward Contracts

The fair market value of all outstanding Mexican peso forward contracts in the accompanying Consolidated Balance Sheets was as follows (thousands of dollars):

	July 1, 2018	July 2, 2017
Not designated as hedging instruments:
Other current (liabilities) assets:
Mexican peso forward contracts	$(39)	$1,121

Pre-Tax Effects of the Peso Forward Contracts

The pre-tax effects of the Mexican peso forward contracts on the accompanying Consolidated Statements of Income and Comprehensive Income (Loss) consisted of the following (thousands of dollars):

	Other Income, net
	Years Ended
	July 1, 2018	July 2, 2017	July 3, 2016
Not Designated as Hedging Instruments:
Realized gain (loss)	$1,140	$(1,650)	$(1,196)
Unrealized (loss) gain	$(1,160)	$2,010	$(889)

Summary of Financial Assets and Liabilities at Fair Value on Recurring Basis

The following table summarizes our financial assets and liabilities measured at fair value on a recurring basis as of July 1, 2018 and July 2, 2017 (thousands of dollars)

	July 1, 2018				July 2, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Rabbi Trust assets:
Stock index funds:
Small cap	$298	$—	$—	$298	$382	$—	$—	$382
Mid cap	286	—	—	286	391	—	—	391
Large cap	562	—	—	562	519	—	—	519
International	793	—	—	793	541	—	—	541
Fixed income funds	850	—	—	850	763	—	—	763
Cash and cash equivalents	—	3	—	3	—	3	—	3
Mexican peso forward contracts	—	—	—	-	—	1,121	—	1,121
Total assets at fair value	$2,789	$3	$—	$2,792	$2,596	$1,124	$—	$3,720

Liabilities:
Mexican peso forward contracts	$—	$39	$-	$39	$—	$—	$—	$—

Changes in the Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were as follows (thousands of dollars)

	Balance, Beginning of Year	Provision for Doubtful Accounts	Net Write-Offs	Balance, End of Year
Year ended July 1, 2018	$500	$—	$—	$500
Year ended July 2, 2017	$500	$—	$—	$500
Year ended July 3, 2016	$500	$—	$—	$500

Inventories

Inventories consisted of the following (thousands of dollars):

	July 1, 2018	July 2, 2017
Finished products	$13,410	$9,976
Work in process	10,059	9,328
Purchased materials	27,185	20,682
	50,654	39,986
Excess and obsolete reserve	(4,000)	(4,510)
Inventories, net	$46,654	$35,476

Activity Related to the Excess and Obsolete Inventory Reserve

The activity related to the excess and obsolete inventory reserve was as follows (thousands of dollars)

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year
Year ended July 1, 2018	$4,510	$1,002	$1,512	$4,000
Year ended July 2, 2017	$2,800	$2,718	$1,008	$4,510
Year ended July 3, 2016	$2,300	$844	$344	$2,800

Schedule Of Activity Related To Repair And Maintenance Supply Parts Reserve

The activity related to the repair and maintenance supply parts reserve was as follows (thousands of dollars)

	Balance, Beginning of Year	Provision Charged to Expense	Amounts Written Off	Balance, End of Year
Year ended July 1, 2018	$900	$201	$201	$900
Year ended July 2, 2017	$700	$438	$238	$900
Year ended July 3, 2016	$620	$366	$286	$700

Intangible Assets Carrying Value and Accumulated Amortization

The carrying value and accumulated amortization for these assets were as follows (thousands of dollars)

	July 1, 2018	July 2, 2017
Patents, engineering drawings and software	$890	$890
Less: accumulated amortization	(890)	(849)
	$-	$41

Property, Plant and Equipment, Useful Lives of Assets

Property, plant and equipment are stated at cost. Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Classification	Expected Useful Lives
Land improvements	20 years
Buildings and improvements	15 to 35 years
Machinery and equipment	3 to 15 years

Property, Plant and Equipment

Property, plant and equipment consisted of the following (thousands of dollars):

	July 1, 2018	July 2, 2017
Land and improvements	$5,545	$4,732
Buildings and improvements	34,483	36,046
Machinery and equipment	229,688	210,741
	269,716	251,519
Less: accumulated depreciation	(153,174)	(139,928)
	$116,542	$111,591

Schedule of Depreciation Expenses	Depreciation expense was as follows for the periods indicated (thousands of dollars):
Fiscal Year	Depreciation Expense
2018	$14,544
2017	$11,319
2016	$10,022

Inventory Purchase from Major Suppliers

Supplier Concentrations: The following inventory purchases were made from major suppliers during each fiscal year noted

Fiscal Year	Percentage of Inventory Purchases	Number of Suppliers
2018	32%	5
2017	39%	7
2016	36%	6

Summary of Other Income (Expense) Net

The impact of these items for the periods presented was as follows (thousands of dollars):

	Years Ended
	July 1, 2018	July 2, 2017	July 3, 2016
Foreign currency transaction gain	$549	$1,128	$2,559
Rabbi Trust gain (loss)	193	296	(41)
Unrealized (loss) gain on Mexican peso forward contracts	(1,160)	2,010	(889)
Realized gain (loss) on Mexican peso forward contracts	1,140	(1,650)	(1,196)
Pension and postretirement plans credit (cost)	447	(1,140)	(1,271)
Other	(149)	523	235
	$1,020	$1,167	$(603)

Changes In Balance Sheet Amounts Under Self Insured Plans

Changes in the balance sheet amounts for self-insured plans were as follows (thousands of dollars)

	Balance, Beginning of Year	Provision Charged to Expense	Payments	Balance, End of Year
Year ended July 1, 2018	$420	$5,784	$5,784	$420
Year ended July 2, 2017	$420	$5,796	$5,796	$420
Year ended July 3, 2016	$420	$5,032	$5,032	$420

Changes in Warranty Reserve

Changes in the warranty reserve were as follows (thousands of dollars):

	Balance, Beginning of Year	Provision (Recoveries) Charged to Expense	Payments	Balance, End of Year
Year ended July 1, 2018	$5,550	$2,617	$367	$7,800
Year ended July 2, 2017	$9,228	$(843)	$2,835	$5,550
Year ended July 3, 2016	$11,835	$583	$3,190	$9,228

Accumulated Other Comprehensive Loss

Accumulated Other Comprehensive Loss: Accumulated other comprehensive loss (“AOCL”) was comprised of the following (thousands of dollars):

	July 1, 2018	July 2, 2017	July 3, 2016
Unrecognized pension and postretirement benefit liabilities, net of tax	$18,148	$18,750	$24,518
Foreign currency translation, net of tax	15,291	14,138	13,155
	$33,439	$32,888	$37,673

Summary of Changes in Accumulated Other Comprehensive Loss

The following tables summarize the changes in AOCL for the years ended July 1, 2018 and July 2, 2017 (thousands of dollars):

	Year Ended July 1, 2018
	Foreign Currency Translation Adjustments	Retirement and Postretirement Plans	Total
Balance July 2,2017	$14,138	$18,750	$32,888
Other comprehensive loss before reclassifications	2,370	820	3,190
Income Tax	(151)	(193)	(344)
Net other comprehensive loss before reclassifications	2,219	627	2,846
Reclassifications:
Prior service credits (A)	—	752	752
Actuarial gains (A)	—	(2,514)	(2,514)
Total reclassifications before tax	—	(1,762)	(1,762)
Income Tax	—	533	533
Net reclassifications	—	(1,229)	(1,229)
Other comprehensive loss (income)	2,219	(602)	1,617
Other comprehensive loss attributable
to non-controlling interest	1,066	—	1,066
Balance July 1, 2018	$15,291	$18,148	$33,439

	Year ended July 2, 2017
	Foreign Currency Translation Adjustments	Retirement and Postretirement Plans	Total
Balance July 3, 2016	$13,155	$24,518	$37,673
Other comprehensive loss before reclassifications	534	(6,142)	(5,608)
Income Tax	(108)	2,272	2,164
Net other comprehensive loss before reclassifications	426	(3,870)	(3,444)
Reclassifications:
Prior service credits (A)	—	753	753
Actuarial gains (A)	—	(3,766)	(3,766)
Total reclassifications before tax	—	(3,013)	(3,013)
Income Tax	—	1,115	1,115
Net reclassifications	—	(1,898)	(1,898)
Other comprehensive loss (income)	426	(5,768)	(5,342)
Other comprehensive income attributable to non-controlling interest	(557)	—	(557)
Balance July 2, 2017	$14,138	$18,750	$32,888
(A)

Amounts reclassified are included in the computation of net periodic benefit cost, which is included in Other Income, net in the accompanying Condensed Consolidated Statements of Income and Comprehensive Income (Loss). See Retirement Plans and Postretirement Costs note to these Notes to Financial Statements below.

Schedule of Unrecognized Compensation Cost

Unrecognized compensation cost as of July 1, 2018 related to restricted stock granted under the plan was as follows (thousands of dollars):

	Compensation Cost	Weighted Average Period over which Cost is to be Recognized (in years)
Restricted stock granted	$1,092	0.9

Cash Received from Stock Option Exercises and Related Income Tax Benefit

Cash received from stock option exercises and the related income tax benefit were as follows (thousands of dollars):

Fiscal Year	Cash Received from Stock Option Exercises	Income Tax Benefit
2018	$139	$—
2017	$136	$25
2016	$364	$196

Intrinsic Value of Stock Options Exercised and Fair Value Of Stock Options Vested

The intrinsic value of stock options exercised and the fair value of options vested were as follows (thousands of dollars):

	Years Ended
	July 1, 2018	July 2, 2017	July 3, 2016
Intrinsic value of options exercised	$110	$115	$529
Fair value of stock options vested	$315	$566	$331

Range of Options Outstanding

The range of options outstanding as of July 1, 2018 was as follows

	Number of Options Outstanding/ Exercisable	Weighted Average Exercise Price Outstanding/ Exercisable	Weighted Average Remaining Contractual Life Outstanding (In Years)
$10.92-$18.49	42,214/42,214	$15.36/$15.36	1.2
$26.53-$38.71	81,850/81,850	$31.06/$31.06	4.2
$79.73	9,010/9,010	$79.73/$79.73	6.1
		$29.37/$29.37

MEXICO
Property, Plant and Equipment

The gross and net book value of property, plant and equipment located outside of the United States, primarily in Mexico, were as follows (thousands of dollars):

	July 1, 2018	July 2, 2017
Gross book value	$140,681	$130,166
Net book value	$74,364	$69,652